06/06/2003 11:52 FAX 2123062066 AMEX 002

Cert Amx

1-31295

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03055654

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

RECD S.E.C.
JUN 6 2003
081

June 6, 2003

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
JUN 11 2003
THOMSON FINANCIAL

Dear Ms. Stroud:

This is to certify that the American Stock Exchange, LLC (the "Exchange") received from Structured Obligations Corporation (the Registrant) a copy of the Company's Registration Statement on Form 8-A for the registration of the following security:

34,750 Select Notes Trust Long Term Certificates, Series 2003-2 with a principal amount of $34,750,000

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of same, in accordance with SEC Rule 3a12-11.

Sincerely,